Goodwill and Other Intangible Assets (Other Intangible Assets) (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Amortized Intangible Assets [Line Items]
Gross Carrying Amount		$ 362,073	$ 204,217
Accumulated Amortization		124,097	96,278
Net Carrying Amount		237,976	107,939
Indefinite-lived Intangible Assets [Line Items]
Net Carrying Amount		102,195	66,026
Student and Customer Relationships [Member]
Amortized Intangible Assets [Line Items]
Gross Carrying Amount		260,464	129,616
Accumulated Amortization		83,690	55,863
Net Carrying Amount		176,774	73,753
Trade Names and Trademarks [Member]
Amortized Intangible Assets [Line Items]
Gross Carrying Amount		50,286	55,240
Accumulated Amortization		25,596	29,670
Net Carrying Amount		$ 24,690	25,570
Network affiliation agreements [Member]
Amortized Intangible Assets [Line Items]
Useful Life (in years)		10 years
Gross Carrying Amount		$ 17,400	0
Accumulated Amortization		1,668	0
Net Carrying Amount		15,732	0
Databases and Technology [Member]
Amortized Intangible Assets [Line Items]
Gross Carrying Amount		19,563	5,601
Accumulated Amortization		5,008	4,368
Net Carrying Amount		14,555	1,233
Non-compete Agreements [Member]
Amortized Intangible Assets [Line Items]
Gross Carrying Amount		930	1,730
Accumulated Amortization		467	1,404
Net Carrying Amount		463	326
Other [Member]
Amortized Intangible Assets [Line Items]
Gross Carrying Amount		13,430	12,030
Accumulated Amortization		7,668	4,973
Net Carrying Amount		$ 5,762	$ 7,057
Minimum [Member] | Student and Customer Relationships [Member]
Amortized Intangible Assets [Line Items]
Useful Life (in years)	[1]	1 year	2 years
Minimum [Member] | Trade Names and Trademarks [Member]
Amortized Intangible Assets [Line Items]
Useful Life (in years)		2 years	2 years
Minimum [Member] | Databases and Technology [Member]
Amortized Intangible Assets [Line Items]
Useful Life (in years)	[1]	3 years	3 years
Minimum [Member] | Non-compete Agreements [Member]
Amortized Intangible Assets [Line Items]
Useful Life (in years)		2 years	2 years
Minimum [Member] | Other [Member]
Amortized Intangible Assets [Line Items]
Useful Life (in years)		1 year	1 year
Maximum [Member]
Amortized Intangible Assets [Line Items]
Useful Life (in years)		10 years
Maximum [Member] | Student and Customer Relationships [Member]
Amortized Intangible Assets [Line Items]
Useful Life (in years)	[1]	10 years	10 years
Maximum [Member] | Trade Names and Trademarks [Member]
Amortized Intangible Assets [Line Items]
Useful Life (in years)		10 years	10 years
Maximum [Member] | Databases and Technology [Member]
Amortized Intangible Assets [Line Items]
Useful Life (in years)	[1]	6 years	5 years
Maximum [Member] | Non-compete Agreements [Member]
Amortized Intangible Assets [Line Items]
Useful Life (in years)		5 years	5 years
Maximum [Member] | Other [Member]
Amortized Intangible Assets [Line Items]
Useful Life (in years)		8 years	8 years
Trade Names and Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Net Carrying Amount		$ 82,745	$ 65,192
FCC licenses [Member]
Indefinite-lived Intangible Assets [Line Items]
Net Carrying Amount		18,800	0
Licensure and Accreditation [Member]
Indefinite-lived Intangible Assets [Line Items]
Net Carrying Amount		$ 650	$ 834

[1]	As of December 31, 2016, the student and customer relationships’ minimum useful life was 2 years, and the databases and technology’s maximum useful life was 5 years.